Financial risk management and fair values - Group's exposure to credit risk and ECLs for trade receivables (Details) - Trade receivables - CNY (¥)	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Maximum
Disclosure of provision matrix
Expected loss rate, basis period	3 years
Minimum
Disclosure of provision matrix
Expected loss rate, basis period	2 years
Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix
Financial assets	¥ 319,608,000	¥ 447,401,000	¥ 322,046,000
Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix
Financial assets	(13,645,000)	(20,464,000)	(31,365,000)
Gross carrying amount, Additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix
Financial assets	75,119,000	57,537,000	53,752,000
Additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix
Financial assets	(75,119,000)	(57,537,000)	(53,752,000)
Gross carrying amount
Disclosure of provision matrix
Financial assets	394,727,000		375,798,000
Gross carrying amount | Maximum
Disclosure of provision matrix
Financial assets		522,983,000
Gross carrying amount | Minimum
Disclosure of provision matrix
Financial assets		504,938,000
Loss allowance
Disclosure of provision matrix
Financial assets	¥ (88,764,000)	(78,434,000)	¥ (85,117,000)	¥ (59,827,000)
Loss allowance | Maximum
Disclosure of provision matrix
Financial assets		(78,434,000)
Loss allowance | Minimum
Disclosure of provision matrix
Financial assets		¥ (78,001,000)
Non-current portion
Disclosure of provision matrix
Expected loss rate (as a percent)		2.00%
Non-current portion | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix
Financial assets		¥ 18,045,000
Non-current portion | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix
Financial assets		¥ (433,000)
Current (not past due)
Disclosure of provision matrix
Expected loss rate (as a percent)	2.00%	2.00%	2.00%
Current (not past due) | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix
Financial assets	¥ 288,057,000	¥ 376,711,000	¥ 186,151,000
Current (not past due) | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix
Financial assets	¥ (6,547,000)	¥ (8,828,000)	¥ (3,967,000)
Less than 90 days past due
Disclosure of provision matrix
Expected loss rate (as a percent)	10.00%	11.00%	8.00%
Less than 90 days past due | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix
Financial assets	¥ 22,419,000	¥ 58,127,000	¥ 96,508,000
Less than 90 days past due | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix
Financial assets	¥ (2,306,000)	¥ (6,600,000)	¥ (7,458,000)
91 - 270 days past due
Disclosure of provision matrix
Expected loss rate (as a percent)	28.00%	27.00%	23.00%
91 - 270 days past due | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix
Financial assets	¥ 3,223,000	¥ 9,791,000	¥ 10,554,000
91 - 270 days past due | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix
Financial assets	¥ (890,000)	¥ (2,647,000)	¥ (2,446,000)
271 - 450 days past due
Disclosure of provision matrix
Expected loss rate (as a percent)	53.00%	75.00%	38.00%
271 - 450 days past due | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix
Financial assets	¥ 2,267,000	¥ 317,000	¥ 18,224,000
271 - 450 days past due | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix
Financial assets	¥ (1,194,000)	¥ (237,000)	¥ (6,991,000)
451 - 810 days past due
Disclosure of provision matrix
Expected loss rate (as a percent)	58.00%	79.00%	75.00%
451 - 810 days past due | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix
Financial assets	¥ 2,223,000	¥ 1,445,000	¥ 416,000
451 - 810 days past due | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix
Financial assets	¥ (1,289,000)	¥ (1,142,000)	¥ (310,000)
More than 810 days past due
Disclosure of provision matrix
Expected loss rate (as a percent)	100.00%	100.00%	100.00%
More than 810 days past due | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix
Financial assets	¥ 1,419,000	¥ 1,010,000	¥ 10,193,000
More than 810 days past due | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix
Financial assets	¥ (1,419,000)	¥ (1,010,000)	¥ (10,193,000)